Cover	Dec. 22, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 22, 2021
Entity File Number	811-22156
Entity Registrant Name	Millennium Investment & Acquisition Co. Inc.
Entity Central Index Key	0001358656
Entity Tax Identification Number	20-4531310
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	20-4531310
Entity Address, Address Line Two	(IRS Employer Identification No.)
Entity Address, Address Line Three	301 Winding Road
Entity Address, City or Town	Old Bethpage
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11804
City Area Code	(212)
Local Phone Number	750-0371
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares
Trading Symbol	MILC
Entity Emerging Growth Company	false